Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Analysis of the Net Liability and Net Period Cost for Employee Benefit
An analysis of the net liability and net period cost for employee benefits i
s
 as follows:

	At December 31,
	2020		2021
Mexico	Ps.	129,260,355	Ps.	110,225,654
Puerto Rico		14,924,874		12,502,377
Brazil		8,913,548		6,108,744
Europe		14,392,445		13,127,228
Ecuador		488,161		601,239
El Salvador		154,422		177,922
Nicaragua		61,337		75,084
Honduras		35,060		32,217

Total	Ps.	168,230,202	Ps.	142,850,465

	For the year ended December 31
	2019		2020		2021
Mexico	Ps.	12,788,464	Ps.	14,911,208	Ps.	15,507,652
Puerto Rico		747,755		664,046		548,550
Brazil		511,964		722,412		724,587
Europe		2,526,957		1,701,424		1,753,872
Ecuador		34,425		67,402		111,353
El Salvador		—		15,751		19,081
Nicaragua		—		3,711		18,561
Honduras		—		—		4,718

Total	Ps.	16,609,565	Ps.	18,085,954	Ps.	18,688,374

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2020								2021
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability		DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Mexico	Ps.	278,434,302	Ps.	(150,090,481)	Ps.	—	Ps.	128,343,821	Ps.	286,396,483	Ps.	(177,270,561)	Ps.	—	Ps.	109,125,922
Puerto Rico		40,240,193		(25,315,319)		—		14,924,874		38,092,662		(25,590,285)		—		12,502,377
Brazil		18,568,932		(16,143,783)		3,393,640		5,818,789		15,497,227		(15,466,336)		4,422,459		4,453,350
Europe		5,490,873		—		—		5,490,873		5,093,036		—		—		5,093,036

Total	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357	Ps.	345,079,408	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,174,685

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services
Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2019, 2020 and 2021:

	At December 31, 2019
	DBO		Plan Assets		Effectofasset ceiling		Net employee benefit liability

Balance at the beginning of the year	Ps.	306,702,447	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	108,118,868
Current service cost		2,591,975						2,591,975
Interest cost on projected benefit obligation		31,001,348						31,001,348
Expected return on plan assets				(20,070,037)				(20,070,037)
Changes in the asset ceiling during the period and others						445,743		445,743
Past service costs and others				144,481				144,481
Actuarial gain for changes in experience		(22,599)						(22,599)
Actuarial gain from changes in demographic assumptions		(129)						(129)
Actuarial loss from changes in financial assumptions		36,163						36,163

Net period cost	Ps.	33,606,758	Ps.	(19,925,556)	Ps.	445,743	Ps.	14,126,945
Actuarial loss for changes in experience		31,606,323						31,606,323
Actuarial gain from changes in demographic assumptions		(339,657)						(339,657)
Actuarial loss from changes in financial assumptions		7,207,072						7,207,072
Changes in the asset ceiling during the period and others						(712,064)		(712,064)
Return on plan assets greater than discount rate (shortfall)				423,514				423,514

Recognized in other comprehensive income	Ps.	38,473,738	Ps.	423,514	Ps.	(712,064)	Ps.	38,185,188
Contributions made by plan participants		155,188		(155,188)				—
Contributions to the pension plan made by the Company				(1,337,610)				(1,337,610)
Benefits paid		(15,836,928)		15,836,928				—
Payments to employees		(16,996,920)						(16,996,920)
Effect of translation		(3,534,509)		2,528,213		(393,201)		(1,399,497)

Others	Ps.	(36,213,169)	Ps.	16,872,343	Ps.	(393,201)	Ps.	(19,734,027)
Balance at the end of the year		342,569,774		(206,300,821)		4,428,021		140,696,974
Less short-term portion		(213,065)						(213,065)

Non-current obligation	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909

	At December 31, 2020
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	342,569,774	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,696,974
Current service cost		2,810,584						2,810,584
Interest cost on projected benefit obligation		30,482,173						30,482,173
Expected return on plan assets				(17,655,119)				(17,655,119)
Changes in the asset ceiling during the period and others						278,639		278,639
Past service costs and other				148,253				148,253
Actuarial gain for changes in experience		(8,945)						(8,945)
Actuarial gain from changes in demographic assumptions		(270)						(270)
Actuarial loss from changes in financial assumptions		20,219						20,219

Net period cost	Ps.	33,303,761	Ps.	(17,506,866)	Ps.	278,639	Ps.	16,075,534
Actuarial gain for changes in experience		(9,677)						(9,677)
Actuarial gain from changes in demographic assumptions		(103,987)						(103,987)
Actuarial loss from changes in financial assumptions		3,475,345						3,475,345
Changes in the asset ceiling during the period and others						(542,430)		(542,430)
Return on plan assets greater than discount rate (shortfall)				12,320,777				12,320,777
Others		(924,084)						(924,084)

Recognized in other comprehensive income	Ps.	2,437,597	Ps.	12,320,777	Ps.	(542,430)	Ps.	14,215,944
Contributions made by plan participants		137,947		(137,947)				—
Contributions to the pension plan made by the Company				(1,882,654)				(1,882,654)
Benefits paid		(19,740,727)		19,740,727				—
Payments to employees		(14,426,720)						(14,426,720)
Effect of translation		(1,278,392)		2,217,201		(770,590)		168,219

Others	Ps.	(35,307,892)	Ps.	19,937,327	Ps.	(770,590)	Ps.	(16,141,155)
Balance at the end of the year		343,003,240		(191,549,583)		3,393,640		154,847,297
Less short-term portion		(268,940)						(268,940)

Non-current obligation	Ps.	342,734,300	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,578,357

	At December 31, 2021
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,003,240	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,847,297
Current service cost		2,090,896						2,090,896
Interest cost on projected benefit obligation		28,913,257						28,913,257
Expected return on plan assets		(15,112,669)						(15,112,669)
Changes in the asset ceiling during the period and others						215,544		215,544
Past service costs and other				139,910				139,910
Actuarial gain for changes in experience		(23,024)						(23,024)
Actuarial gain from changes in demographic assumptions		(48)						(48)
Actuarial gain from changes in financial assumptions		(6,907)						(6,907)

Net period cost	Ps.	30,974,174	Ps.	(14,972,759)	Ps.	215,544	Ps.	16,216,959
Actuarial loss for changes in experience		10,728,950						10,728,950
Actuarial gain from changes in demographic assumptions		(104,568)						(104,568)
Actuarial gain from changes in financial assumptions		(4,099,321)						(4,099,321)
Changes in the asset ceiling during the period and others						969,433		969,433
Return on plan assets greater than discount rate (shortfall)				(22,198,615)				(22,198,615)

Recognized in other comprehensive income	Ps.	6,525,061	Ps.	(22,198,615)	Ps.	969,433	Ps.	(14,704,121)
Contributions made by plan participants		99,201		(99,201)				—
Contributions to the pension plan made by the Company				311,108				311,108
Benefits paid		(10,574,420)		10,348,544				(225,876)
Payments to employees		(25,042,314)						(25,042,314)
Effect of translation		330,770		(166,676)		(156,158)		7,936

Others	Ps.	(35,186,763)	Ps.	10,393,775	Ps.	(156,158)	Ps.	(24,949,146)
Balance at the end of the year		345,315,712		(218,327,182)		4,422,459		131,410,989
Less short-term portion		(236,304)						(236,304)

Non-current obligation	Ps.	345,079,408	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,174,685

Schedule of Plan Assets Invested
At December 31

	2020			2021
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	43%	—	68%	42%	—	74%
Debt instruments	22%	95%	32%	21%	94%	26%
Others	35%	5%	—	37%	6%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost
The assumptions used in determining the net period cost were as follows:

	2019				2020				2021
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
				0.75%,				0.25%,				0.25%,
				1.00% &		6.48% &		0.50% &		8.51% &		0.75% &

Discount rate and long-term rate return	3.23%	7.03%	10.50%	1.25%	2.34%	7.39%	10.04%	0.75%	2.75%	8.67%	10.4%	1.00%

				3.00%,				3.00%,				3.00%,
				3.5% &				3.5% &				3.40% &
Rate of future salary increases	2.75%	3.80%	3.20%	4.40%	2.75%	3.25%	2.84%	4.10%	2.75%	3.25%	2.80%	4.00%

Percentage of increase in health care costs for the coming year	3.18%	10.30%			2.28%	9.96%			2.72%	9.44%

Year to which this level will be maintained	N/A	2029			N/A	2031			NA	2030

Rate of increase of pensions				1.60%				1.60%				1.60%

Employee turnover rate*				0.00%-1.38%				0.00%-1.31%				0.00%-1.12%

*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

	-100 points		+100 points
Discount rate	Ps.	32,094,727	Ps.	(22,626,321)
Health care cost trend rat	Ps.	(431,724)	Ps.	499,356

Summary of Long-Term Direct Employee Benefits

	Balance at December 31, 2019		Effect of translation		Increase of the year		Payments		Balance at December 31, 2020
Long-term direct employee benefits	Ps.	8,175,767	Ps.	1,256,880	Ps.	1,729,392	Ps.	(2,411,436)	Ps.	8,750,603

	Balance at December 31, 2020		Effect of translation		Increase of the year		Payments		Balance at December 31, 2021
Long-term direct employee benefits	Ps.	8,750,603	Ps.	(328,619)	Ps.	1,824,693	Ps.	(2,320,831)	Ps.	7,925,846